Restatement Restated Consolidated Statements of Income (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mortgage fees and taxes	$ 78	$ 72	$ 48			$ 264	[1]
Total other expenses	2,712	2,618	2,520			10,641	[1]	$ 9,497	[1]
Income before income taxes	277	307	(41)			618	[1]	1,139	[1]
Provision for income taxes	98	83	(36)			407	[1]	285	[1]
Net income	$ 179	$ 224	$ (5)	$ 219	$ 398	$ 211	[1]	$ 854	[1]
Earnings per share - basic and diluted (in dollars per share)	$ 0.10	$ 0.12	$ 0.00			$ 0.11	[1]	$ 0.45	[1]
As Originally Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mortgage fees and taxes	$ 43	$ 47	$ 24			$ 144		$ (127)
Total other expenses	2,677	2,593	2,496			10,521		9,370
Income before income taxes	312	332	(17)			738		1,266
Provision for income taxes	110	92	(28)			448		328
Net income	$ 202	$ 240	$ 11	$ 251	$ 453	$ 290		$ 938
Earnings per share - basic and diluted (in dollars per share)	$ 0.11	$ 0.13	$ 0.01			$ 0.15		$ 0.49

[1]	Restated